Contract Acquisition Assets	12 Months Ended
Jun. 30, 2022
Contract assets [abstract]
Contract Acquisition Assets	CONTRACT ACQUISITION ASSETS
The following table provides a reconciliation of contract acquisition assets for the years ended June 30, 2022 and 2021:

	Years ended June 30,
	2022	2021
Balance, beginning of year	$14,524	$13,344
Contract acquisition costs incurred	15,011	12,160
Amortization	(13,804)	(10,980)
Balance, end of year	15,731	14,524
Less: current portion	(9,518)	(8,253)
	$6,213	$6,271

Schedule of Reconciliation of Contract Acquisition Assets
The following table provides a reconciliation of contract acquisition assets for the years ended June 30, 2022 and 2021:

	Years ended June 30,
	2022	2021
Balance, beginning of year	$14,524	$13,344
Contract acquisition costs incurred	15,011	12,160
Amortization	(13,804)	(10,980)
Balance, end of year	15,731	14,524
Less: current portion	(9,518)	(8,253)
	$6,213	$6,271